Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended				2 Months Ended				3 Months Ended				4 Months Ended				5 Months Ended				6 Months Ended				7 Months Ended				8 Months Ended				9 Months Ended				10 Months Ended				11 Months Ended			12 Months Ended		13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended	17 Months Ended
	Oct. 07, 2025	Sep. 08, 2025	May 05, 2025	Mar. 04, 2025	Oct. 31, 2025	Sep. 30, 2025	May 31, 2025	Mar. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Dec. 31, 2025	Nov. 30, 2025	Jul. 31, 2025	May 31, 2025	Jan. 31, 2026	Dec. 31, 2025	Aug. 31, 2025	Jun. 30, 2025	Feb. 28, 2026	Jan. 31, 2026	Sep. 30, 2025	Jul. 31, 2025	Mar. 31, 2026	Feb. 28, 2026	Oct. 31, 2025	Aug. 31, 2025	Apr. 30, 2026	Mar. 31, 2026	Nov. 30, 2025	Sep. 30, 2025	May 31, 2026	Apr. 30, 2026	Dec. 31, 2025	Oct. 31, 2025	Jun. 30, 2026	May 31, 2026	Jan. 31, 2026	Nov. 30, 2025	Jul. 31, 2026	Jun. 30, 2026	Feb. 28, 2026	Dec. 31, 2025	Jul. 31, 2026	Mar. 31, 2026	Jan. 31, 2026	Apr. 30, 2026	Feb. 28, 2026	May 31, 2026	Mar. 31, 2026	Jun. 30, 2026	Apr. 30, 2026	Jul. 31, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026
VistaShares Target 15 ACKtivist Distribution ETF
Account Value [Line Items]
Accumulated Value		$ 10,000				$ 10,094				$ 10,181				$ 10,454				$ 10,309				$ 10,505				$ 10,066				$ 9,518				$ 10,486				$ 10,429				$ 9,804			$ 10,117
VistaShares Target 15 Berkshire Select Income ETF
Account Value [Line Items]
Accumulated Value				$ 10,000				$ 9,973				$ 9,760				$ 9,902				$ 10,120				$ 10,110				$ 10,530				$ 10,488				$ 10,435				$ 10,664				$ 10,608			$ 10,521		$ 10,666		$ 10,617		$ 11,104		$ 11,243	$ 11,270	$ 11,638
VistaShares Target 15 DRUKMacro Distribution ETF
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 10,519				$ 11,259				$ 11,223				$ 11,283				$ 10,762				$ 10,394				$ 11,153				$ 11,205				$ 11,586				$ 11,175
VistaShares Target 15 USA Quality Income ETF
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 10,308				$ 10,319				$ 10,392				$ 10,437				$ 10,414				$ 10,072				$ 9,950				$ 9,997				$ 10,172				$ 10,316			$ 9,857		$ 10,561		$ 10,958		$ 11,141		$ 10,790
S&P 500® Total Return
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,192	$ 10,304	$ 10,475	$ 9,723	$ 10,217	$ 10,545	$ 11,008	$ 9,657	$ 10,223	$ 10,571	$ 11,255	$ 10,265	$ 10,371	$ 10,578	$ 11,483	$ 10,787	$ 10,292	$ 10,731	$ 11,903	$ 11,029	$ 9,780	$ 10,650	$ 12,181	$ 11,253	$ 10,806	$ 10,119	$ 12,211	$ 11,664	$ 11,375	$ 11,181	$ 12,219	$ 11,937	$ 11,267	$ 11,770	$ 12,396	$ 11,966	$ 11,259	$ 11,657	$ 12,302	$ 11,973	$ 11,650	$ 11,689	$ 12,147	$ 12,915	$ 12,055	$ 13,595	$ 11,454	$ 13,466	$ 12,656	$ 13,457	$ 13,322	$ 13,196	$ 13,187